ANNUAL REPORT

 . Pacific Corinthian Variable Separate Account of

   Pacific Corinthian Life Insurance Company




[LOGO OF PACIFIC CORINTHIAN VARIABLE ANNUITY APPEARS HERE]
Pacific Corinthian Life Insurance Company

Dear Pacific Corinthian Variable Annuity Contract Owner:

     We are pleased to share with you the Annual Report for the Pacific Corinthian Variable Annuity Separate Account ("Separate Account") of Pacific Corinthian Life Insurance Company ("Pacific Corinthian") for the year ended December 31, 1995 together with the 1995 Annual Report for the Pacific Select Fund underlying the Contract.

     The Separate Account supports the Pacific Corinthian Variable Annuity Contract ("the Contract") from Pacific Corinthian. During 1995 there were eleven Variable Accounts and a Fixed Account. As a reminder, the assets of the Separate Account are held for the exclusive benefit of Contract Owners who have an interest in the Variable Accounts and are not subject to other liabilities of Pacific Corinthian. On December 31, 1994 the assets of the series of the Pacific Corinthian Variable Fund were acquired by the Pacific Select Fund in exchange for shares of the Pacific Select Fund. Pacific Select Fund is now the underlying investment vehicle for the Separate Account. Pacific Mutual serves as Investment Advisor to the Pacific Select Fund.

     The total returns for 1995 for each Variable Account and the relevant indexes are as follows:


                                                                Total Return1(1)
                                                                   01/01/95
                                                                   12/31/95
                                                                   --------
      Variable Account I (Money Market) ......................        4.28%
      Variable Account II (Equity) ...........................       22.32%
      Variable Account III (Bond & Income) ...................       32.11%
      Variable Account IV (Government Securities) ............       17.28%
      Variable Account VII (Equity Income) ...................       30.06%
      Variable Account IX (Multi-Strategy) ...................       23.75%
      Variable Account X (Managed Bond) 1/20/95*..............       17.64%**
      Variable Account XI (High Yield Bond) 2/03/95*..........       16.64%**
      Variable Account XII (Equity Index) 1/20/95*............       35.21%**
      Variable Account XIII (International) 1/19/95*..........       10.85%**
      Variable Account XIV (Growth LT) 1/20/95*...............       32.24%**


      Index (Variable Account)
      ------------------------
      Lehman Brothers Government Bond Index ..................       18.33%
      (Government Securities)
      Lehman Brothers Government Corporate Bond Index ........       19.24%
      (High Yield Bond, Managed Bond and Multi-Strategy)
      Morgan Stanley Capital International Europe Australia
       and Far East Index ....................................       11.21%
      (International)
      Salomon Brothers High Grade LT Index ...................       27.20%
      (Bond & Income)
      Standard & Poor's 500 Index ............................       37.58%
      (Money Market, Equity, Equity Income,
       Equity Index, Growth LT, and Multi-Strategy)


     If you have any questions about your Contract, your Financial Consultant will be pleased to help you, or call us at Pacific Corinthian at 800-735-5535.


                            Sincerely,



                            Marilee Roller
                            President, Pacific Corinthian Life Insurance Company


____________________
 *   Date Variable Account commenced operations.
**   Annualized
(1) The total returns includes deductions for expenses incurred by the Separate Account. The total returns do not include the $30 Contract Maintenance Charges or any applicable surrender charges and are based on the 1995 performance of the Pacific Select Fund.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Corinthian Life Insurance Company




We have audited the accompanying statements of assets and liabilities of the Pacific Corinthian Variable Separate Account (comprised of Variable Accounts I, II, III, IV, VII, X, XI, XII, XIII and XIV as of December 31, 1995 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years then ended (as to Variable Accounts V and VIII the year ended December 31, 1994). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Corinthian Variable Separate Account as of December 31, 1995 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP

Costa Mesa, California
February 16, 1996

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1995
(In thousands)

                                                         Variable    Variable     Variable    Variable     Variable    Variable
                                                         Account I  Account II  Account III  Account IV  Account VII  Account IX
                                                         ---------  ----------  -----------  ----------  -----------  ----------
ASSETS

Investments in Pacific Select Fund:

   Money Market (594 shares; cost $5,954) .............  $   5,946
   Equity (4,513 shares; cost $58,990) ................             $  79,038
   Bond and Income (2,958 shares; cost $34,509) .......                         $  38,497
   Government Securities (184 shares; cost $1,876) ....                                      $   1,999
   Equity Income (1,136 shares; cost $15,443) .........                                                  $  20,685
   Multi-Strategy (1,308 shares; cost $15,318) ........                                                               $  18,579
   Managed Bond (11 shares; cost $116) ................
   High Yield Bond (8 shares; cost $75) ...............
   Equity Index (17 shares; cost $277) ................
   International (27 shares; cost $333) ...............
   Growth LT (58 shares; cost $722) ...................

Receivables:

   Due from Pacific Corinthian Life Insurance Co ......                                                         21
   Fund shares redeemed ...............................         21                                                           16
                                                         ---------  ---------   ---------    ---------   ---------    ---------
TOTAL ASSETS ..........................................      5,967     79,038      38,497        1,999      20,706       18,595
                                                         ---------  ---------   ---------    ---------   ---------    ---------
LIABILITIES

Payables:

   Due to Pacific Corinthian Life Insurance Co ........         21                                                           16
   Fund shares purchased ..............................                                                         21
   Other Liabilities ..................................         37        799         426           12         262           89
                                                         ---------  ---------   ---------    ---------   ---------    ---------
TOTAL LIABILITIES .....................................         58        799         426           12         283          105
                                                         ---------  ---------   ---------    ---------   ---------    ---------

NET ASSETS ............................................  $   5,909  $  78,239   $  38,071    $   1,987   $  20,423    $  18,490
                                                         =========  =========   =========    =========   =========    =========
                                                         Variable    Variable    Variable      Variable     Variable
                                                         Account X  Account XI  Account XII  Account XIII  Account XIV
                                                         ---------  ----------  -----------  ------------  -----------
ASSETS

Investments in Pacific Select Fund:

   Money Market (594 shares; cost $5,954) .............
   Equity (4,513 shares; cost $58,990) ................
   Bond and Income (2,958 shares; cost $34,509) .......
   Government Securities (184 shares; cost $1,876) ....
   Equity Income (1,136 shares; cost $15,443) .........
   Multi-Strategy (1,308 shares; cost $15,318) ........
   Managed Bond (11 shares; cost $116) ................  $     125
   High Yield Bond (8 shares; cost $75) ...............             $       78
   Equity Index (17 shares; cost $277) ................                         $       300
   International (27 shares; cost $333) ...............                                      $        353
   Growth LT (58 shares; cost $722) ...................                                                    $       814

Receivables:

   Due from Pacific Corinthian Life Insurance Co ......
   Fund shares redeemed ...............................
                                                         ---------   ---------    ---------     ---------    ---------
TOTAL ASSETS ..........................................        125          78          300           353          814
                                                         ---------   ---------    ---------     ---------    ---------

LIABILITIES

Payables:

   Due to Pacific Corinthian Life Insurance Co ........
   Fund shares purchased ..............................
   Other Liabilities ..................................          1                        1             3            6
                                                         ---------   ---------    ---------     ---------    ---------
TOTAL LIABILITIES .....................................          1                        1             3            6
                                                         ---------   ---------    ---------     ---------    ---------

NET ASSETS ............................................  $     124   $      78    $     299     $     350    $     808
                                                         =========   =========    =========     =========    =========

See Notes to Financial Statements.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                        Variable     Variable     Variable     Variable      Variable     Variable
                                                        Account I   Account II   Account III   Account VI   Account VII  Account IX
                                                        ---------   ----------   -----------   ----------   -----------  ----------
INVESTMENT INCOME:
Income
  Dividends.........................................      $   361   $      282   $     2,507   $      115   $      341   $      638
                                                        ---------   ----------   -----------   ----------   -----------  ----------
    Total Income....................................          361          282         2,507          115          341          638
                                                        ---------   ----------   -----------   ----------   -----------  ----------
Expenses:
  Mortality and Expense Risk Fees...................           82          919           437           25           249         223
  Recordkeeping Fees................................            2            2             2            2             2           2
  Other Operating Expenses..........................            1           10             5            1             3           3
                                                        ---------   ----------   -----------   ----------   -----------  ----------
    Total Expenses before Reimbursement.............           85          931           444           28           254         228
  Expense Reimbursement in Excess of
    Allowable Expenses..............................
                                                        ---------   ----------   -----------   ----------   -----------  ----------
      Total Expenses................................           85          931           444           28           254         228
                                                        ---------   ----------   -----------   ----------   -----------  ----------

NET INVESTMENT INCOME (LOSS)........................          276         (649)        2,063           87            87         410
                                                        ---------   ----------   -----------   ----------   -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net Realized Gain...............................           20        2,053            95           10         1,312         491
    Net Unrealized Gain (Loss)......................           (8)      14,129         7,961          245         4,148       3,117
                                                        ---------   ----------   -----------   ----------   -----------  ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS....................................           12      16,182          8,056          255         5,460       3,608
                                                        ---------   ----------   -----------   ----------   -----------  ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........................    $     288   $   15,533   $    10,119   $      342   $     5,547  $    4,018
                                                        =========   ==========   ===========   ==========   ===========  ==========
                                                         Variable    Variable    Variable      Variable      Variable
                                                        Account X   Account XI  Account XII   Account XIII  Account XIV
                                                        ---------   ----------  -----------   ------------  -----------
INVESTMENT INCOME:
Income
  Dividends.........................................    $      7     $      5     $      2      $      7      $     55
                                                        --------     --------     --------      --------      --------
    Total Income....................................           7            5            2             7            55
                                                        --------     --------     --------      --------      --------
Expenses:
  Mortality and Expense Risk Fees...................           2            1            1             2             6
  Recordkeeping Fees................................           2            2            2             2             2
  Other Operating Expenses..........................
                                                        --------     --------     --------      --------      --------
    Total Expenses before Reimbursement.............           4            3            3             4             8

  Expense Reimbursement in Excess of
    Allowable Expenses..............................          (2)          (2)          (2)           (1)           (1)
                                                        --------     --------     --------      --------      --------
      Total Expenses................................           2            1            1             3             7
                                                        --------     --------     --------      --------      --------
NET INVESTMENT INCOME (LOSS)........................           5            4            1             4            48
                                                        --------     --------     --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net Realized Gain...............................                                                                3
    Net Unrealized Gain (Loss)......................           9            4           24            19           92
                                                        --------     --------     --------      --------     --------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS....................................           9            4           24            19           95
                                                        --------     --------     --------      --------     --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........................    $     14     $      8     $     25      $     23     $    143
                                                        ========     ========     ========      ========     ========

See Notes to Financial Statements.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                            Variable     Variable     Variable     Variable    Variable     Variable
                                           Account I    Account II   Account III  Account IV  Account VII  Account IX
                                           ---------    ----------   -----------  ----------  -----------  ----------
FROM OPERATIONS:
  Net Investment Income (Loss)...........  $     276   $    (649)    $  2,063     $    87       $    87      $    410
  Net Realized Gain on Investments.......         20       2,053           95          10         1,312           491

  Net Unrealized Gain
   (Loss) on Investments.................         (8)     14,129        7,961         245         4,148         3,117
                                           ---------  ----------    ---------    --------    ----------     ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...............        288      15,533       10,119         342         5,547         4,018
                                           ---------  ----------    ---------    --------    ----------     ---------
FROM ACCOUNT TRANSACTIONS:
  Transfers in...........................      1,391         797          244         146           288           161
  Transfers out..........................     (3,927)    (10,979)      (6,230)       (756)       (6,835)       (5,356)
                                           ---------  ----------    ---------    --------    ----------     ---------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM ACCOUNT TRANSACTIONS........     (2,536)    (10,182)      (5,986)       (610)       (6,547)       (5,195)
                                           ---------  ----------    ---------    --------    ----------     ---------
NET INCREASE (DECREASE) IN
 NET ASSETS..............................     (2,248)      5,351        4,133        (268)       (1,000)       (1,177)

NET ASSETS
  Beginning of period....................      8,157      72,888       33,938       2,255        21,423        19,667
                                           ---------  ----------    ---------    --------    ----------     ---------
  End of period..........................  $   5,909  $   78,239    $  38,071    $  1,987    $   20,423     $  18,490
                                           =========  ==========    =========    ========    ==========     =========
                                            Variable   Variable     Variable       Variable      Variable
                                           Account X  Account XI   Account XII   Account XIII   Account XIV
                                           ---------  ----------   -----------   ------------   -----------
FROM OPERATIONS:
  Net Investment Income (Loss)...........  $       5  $        4     $      1        $     4        $    48
  Net Realized Gain on Investments.......                                                                 3
  Net Unrealized Gain
   (Loss) on Investments.................          9           4           24             19             92
                                           ---------   ---------      -------        -------        -------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...............         14           8           25             23            143
                                           ---------   ---------      -------        -------        -------
FROM ACCOUNT TRANSACTIONS:
  Transfers in...........................        110          70          283            390            686
  Transfers out..........................                                  (9)           (63)           (21)
                                           ---------   ---------      -------        -------        -------
NET INCREASE (DECREASE) IN
NET ASSETS FROM ACCOUNT
 TRANSACTIONS............................        110          70          274            327            665
                                           ---------   ---------      -------        -------        -------
NET INCREASE (DECREASE) IN
 NET ASSETS..............................        124          78          299            350            808

NET ASSETS
  Beginning of period....................
                                           ---------   ---------      --------      --------        -------
  End of period..........................  $     124   $      78      $    299       $   350        $   808
                                           =========   =========      ========       =======        =======

See Notes to Financial Statements.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
(In thousands)


                                 Variable    Variable     Variable    Variable   Variable    Variable     Variable      Variable
                                 Account I  Account II  Account III  Account IV  Account V  Account VII  Account VIII  Account IX
                                 ---------  ----------  -----------  ----------  ---------  -----------  ------------  ----------

FROM OPERATIONS:
  Net Investment Income .......  $     162  $      780  $     4,682  $      122  $      11  $       229  $         88  $      333
  Net Realized Gain (Loss)
   on Investments .............                    663          (68)          1         26           (7)          391         192
  Net Unrealized Loss on
   Investments ................                 (4,702)      (8,554)       (194)       (87)        (995)       (1,374)     (1,212)
                                 ---------  ----------  -----------  ----------  ---------  -----------  ------------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS  FROM RESULTING FROM
 OPERATIONS ...................        162      (3,259)      (3,940)        (71)       (50)        (773)         (895)       (687)
                                 ---------  ----------  -----------  ----------  ---------  -----------  ------------  ----------

FROM ACCOUNT TRANSACTIONS:
  Transfers in ................      2,785       1,272          461         160        517       16,011           438         243
  Transfers out ...............     (3,865)     (9,725)      (5,749)       (460)    (3,209)      (1,413)      (15,058)     (4,560)
                                 ---------  ----------  -----------  ----------  ---------  -----------  ------------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS FROM ACCOUNT
 TRANSACTIONS .................     (1,080)     (8,453)      (5,288)       (300)    (2,692)      14,598       (14,620)     (4,317)
                                 ---------  ----------  -----------  ----------  ---------  -----------  ------------  ----------

NET INCREASE (DECREASE) IN NET
  ASSETS ......................       (918)    (11,712)      (9,228)       (371)    (2,742)      13,825       (15,515)     (5,004)

NET ASSETS
  Beginning of year ...........       9075      84,600       43,166       2,626      2,742        7,598        15,515      24,671
                                 ---------  ----------  -----------  ----------  ---------  -----------  ------------  ----------
  End of year .................  $   8,157  $   72,888  $    33,938  $    2,255  $       0  $    21,423  $          0  $   19,667
                                 =========  ==========  ===========  ==========  =========  ===========  ============  ==========

See Notes to Financial Statements.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


1. Organization:


   Pacific Corinthian Variable Separate Account of Pacific Corinthian Life Insurance Company (the "Separate Account"), is a separate investment account established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company (the "Company").

   The Separate Account held by The Company represents funds from individual flexible premium deferred annuity and variable accumulation contracts.

   On December 31, 1994 under an Agreement and Plan of Reorganization ("Agreement") the Pacific Select Fund (the "Fund") acquired substantially all the assets of each of the series of the Pacific Corinthian Variable Fund ("Corinthian Fund") in exchange for beneficial interest in the Fund and assumed certain identified liabilities of the Corinthian Fund.

   The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). Each Variable Account invests in shares of a designated Portfolio of the Pacific Select Fund, a mutual fund not otherwise issued to the public, as follows:

                Variable Account              Portfolios
                ----------------              ----------
               Variable Account I             Money Market Portfolio
               Variable Account II            Equity Portfolio
               Variable Account III           Bond and Income Portfolio
               Variable Account IV            Government Securities Portfolio
               Variable Account VII           Equity Income Portfolio
               Variable Account IX            Multi-Strategy Portfolio
               Variable Account X **          Managed Bond Portfolio
               Variable Account XI **         High Yield Bond Portfolio
               Variable Account XII **        Equity Index Portfolio
               Variable Account XIII **       International Portfolio
               Variable Account XIV **        Growth LT Portfolio

   Any Contract Owner who held units in Variable Account V or VIII on
December 30, 1994 received units in Variable Account VII in exchange for their units held in their respective Variable Accounts. Variable Accounts V and VIII were closed on December 31, 1994 in conjunction with the Agreement.

   The Company, a subsidiary of Pacific Mutual Life Insurance Company ("Pacific Mutual"), is a stock life insurance company organized under the laws of the State of California.

   The Company was formed to rehabilitate First Capital Life Insurance Company under a five year rehabilitation plan ("the Plan"). The Plan required all Contract Owners to make an election to either surrender their Contract or continue as Contract Owners and consent to the assumption and reinsurance by the Company.

   The Plan does not allow the Company to accept new premiums nor does it allow Contract Owners to transfer from any of the Variable Accounts to the Fixed Account, or from the Fixed Account to any of the Variable Accounts. Transfers continue to be permitted among the Variable Accounts. The Plan had no impact upon the operations or unit values of the Separate Account.


-----------
** Accounts established in conjunction with the Agreement.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

2. Significant Accounting Policies:

       The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      A. Investment Valuation:

       Investments in shares of the Fund are valued at the reported net asset values of the respective portfolio.

      B. Reinvestment of Dividends:

       Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Fund making the distribution or, at the election of the Separate Account, are received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

      C. Federal Income Taxes:

       Operations of the Separate Account form a part of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). Under current law, no Federal income taxes are payable with respect to the Separate Account.

       Under the principles set forth in Internal Revenue Service Revenue Ruling 81-225 and section 817(h) of the Code and regulations thereunder, the Company believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a Contract Owner's gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

3. Contract Charges:

       A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a contract.

       An annual contract maintenance charge of $30 is imposed on all contracts on December 31 of each year. The charge covers the cost of contract administration for the following year and is apportioned equally among the accounts to which the Contract Value is allocated.

       Mortality and expense risks assumed by the Company are compensated by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

       In addition, the Separate Account bears certain of its operating expenses, subject to the Company guarantee that such expenses will not exceed 0.25% of any Variable Account's average daily net assets annually. The Company further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

4. Selected Accumulation Unit** Information

      Selected accumulation unit information for the year ended December 31, 1995 were as follows:


                                    Variable      Variable       Variable       Variable      Variable        Variable
                                   Account I     Account II     Account III    Account IV    Account VII     Account IX
                                   ---------     ----------     -----------    ----------    -----------     ----------
ACCUMULATION UNIT
VALUE:

 Beginning                         $   1.681     $    3.366     $     2.996    $    1.538    $     1.338     $    1.355
                                   =========     ==========     ===========    ==========    ===========     ==========
 Ending                            $   1.753     $    4.117     $     3.958    $   1.804     $     1.740     $    1.677
                                   =========     ==========     ===========    ==========    ===========     ==========
Number of Units Outstanding at
 End of period                     3,371,947     19,004,171       9,619,803    1,101,310      11,737,786     11,026,979

                                    Variable      Variable       Variable       Variable      Variable
                                   Account X     Account XI     Account XII    Account XIII  Account XIV
                                   ---------     ----------     -----------    ------------  -----------

                                    1/20/95*      2/03/95*       1/20/95*        1/19/95*      1/20/95*
ACCUMULATION UNIT
 VALUE:

 Beginning                         $    1.000    $   1.000      $    1.000     $    1.000    $    1.000
                                   ==========    =========      ==========     ==========    ==========
 Ending                            $    1.167    $   1.151      $    1.334     $    1.103    $    1.306
                                   ==========    =========      ==========     ==========    ==========
Number of Units Outstanding at
 End of period                        106,463       67,350         224,355        316,969       619,020

-----------
  *  Date Variable Account began operations.

  ** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulated Period.